Fair value measurements and valuation processes (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets and liabilities explanatory	Level 2 assets and liabilities are shown below.

	As at 30 June		As at 31 December
	2024	2023	2023
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	5	6	10
– cross-currency swaps	93	234	115
– forward foreign currency contracts	161	305	165
Assets at fair value	259	545	290

Liabilities at fair value
Derivatives relating to
– interest rate swaps	227	398	187
– cross-currency swaps	10	75	13
– forward foreign currency contracts	82	208	195
– embedded derivative relating to associates	17	—	—
Liabilities at fair value	336	681	395